RELATED PARTY TRANSACTIONS - SCHEDULE OF RELATED PARTY BALANCES (Details) - Golar LNG Limited - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Related Party Transaction
Total due (to)/from related parties	$ (9,964)	$ 184,872
Deposits paid to Golar
Related Party Transaction
Total due (to)/from related parties	0	177,247
Balances due (to)/from Golar and affiliates
Related Party Transaction
Total due (to)/from related parties	(12,970)	4,138
Methane Princess lease security deposit movements
Related Party Transaction
Total due (to)/from related parties	$ 3,006	$ 3,487